Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of class A common stocks reflected in the condensed balance sheets
Gross proceeds	$253,000,000
Less:
Proceeds allocated to Public Warrants	(7,590,000)
Class A common stock issuance costs	(13,934,844)
Plus:
Accretion of carrying value to redemption value	23,835,323
Less:
Redemption of Class A common stock	(250,522,502)
Class A common stock subject to possible redemption, December 31, 2022	$4,787,977
Plus:
Accretion of carrying value to redemption value	26,684
Class A common stock subject to possible redemption, March 31, 2023	$4,814,661

Gross proceeds	$253,000,000
Less:
Proceeds allocated to Public Warrants	(7,590,000)
Class A common stock issuance costs	(13,934,844)
Plus:
Accretion of carrying value to redemption value	21,524,844
Class A common stock subject to possible redemption, December 31, 2021	$253,000,000
Plus:
Accretion of carrying value to redemption value	2,310,479
Less:
Redemption of Class A common stock	(250,522,502)
Class A common stock subject to possible redemption, December 31, 2022	$4,787,977

Schedule of basic and diluted net income per share of common stock
	For the Three Months Ended March 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share of common stock
Numerator:
Allocation of net (loss) income, as adjusted	$(86,696)	$(1,195,402)	$5,643,078	$1,410,769
Denominator:
Basic and diluted weighted average shares outstanding	458,716	6,325,000	25,300,000	6,325,000
Basic and diluted net (loss) income per share of common stock	$(0.19)	$(0.19)	$0.22	$0.22

	For the Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$8,816,873	$2,222,201	$(1,674,526)	$(473,752)
Denominator:
Basic and diluted weighted average shares outstanding	25,095,264	6,325,000	21,972,877	6,216,507
Basic and diluted net income (loss) per share of common stock	$0.35	$0.35	$(0.08)	$(0.08)